N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Entity Central Index Key	0000940338
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS
ARE THERE CHARGES OR ADJUSTMENTS FOR EARLY WITHDRAWALS?	No. This product does not have a surrender charge. Withdrawals, however, may be subject to taxes or tax penalties.
ARE THERE TRANSACTION CHARGES?	Yes. You may be charged for certain transactions (such as when you complete more than six transfers during a Contract Year). Reference Fee Table and Charges and Deductions - Transfer Processing Fee.
ARE THERE ONGOING FEES AND EXPENSES?

Yes.  The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.66%[1]	1.66%[1]
	Portfolio Company fees and expenses	0.27%[2]	1.37%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.95%[3]	0.95%[3]

Because your Contract is customizable, the choices you make affect how much you will pay.  To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.  This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,245	Highest Annual Cost: $4,368
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits, and Portfolio Company fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Reference Fee Table, Charges and Deductions, and Appendix A - Investment Options Available Under the Contract
[1] As a percentage of average annual Variable Account Value during the accumulation period.
[2] As a percentage of Portfolio assets.
[3] As a percentage of the Guaranteed Withdrawal Balance.

Charges for Early Withdrawals [Text Block]
ARE THERE CHARGES OR ADJUSTMENTS FOR EARLY WITHDRAWALS?	No. This product does not have a surrender charge. Withdrawals, however, may be subject to taxes or tax penalties.

Transaction Charges [Text Block]
ARE THERE TRANSACTION CHARGES?	Yes. You may be charged for certain transactions (such as when you complete more than six transfers during a Contract Year). Reference Fee Table and Charges and Deductions - Transfer Processing Fee.

Ongoing Fees and Expenses [Table Text Block]
ARE THERE ONGOING FEES AND EXPENSES?

Yes.  The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.66%[1]	1.66%[1]
	Portfolio Company fees and expenses	0.27%[2]	1.37%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.95%[3]	0.95%[3]

Because your Contract is customizable, the choices you make affect how much you will pay.  To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.  This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,245	Highest Annual Cost: $4,368
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits, and Portfolio Company fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Reference Fee Table, Charges and Deductions, and Appendix A - Investment Options Available Under the Contract
[1] As a percentage of average annual Variable Account Value during the accumulation period.
[2] As a percentage of Portfolio assets.
[3] As a percentage of the Guaranteed Withdrawal Balance.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.66%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.66%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.37%	[2]
Optional Benefits Minimum [Percent]	0.95%	[3]
Optional Benefits Maximum [Percent]	0.95%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average annual Variable Account Value during the accumulation period.
Optional Benefits Footnotes [Text Block]	As a percentage of the Guaranteed Withdrawal Balance.
Investment Options Footnotes [Text Block]	As a percentage of Portfolio assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost:
$2,245
Highest Annual Cost:
$4,368
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits, and Portfolio Company fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,245
Highest Annual Cost [Dollars]	$ 4,368
Risks [Table Text Block]
RISKS
IS THERE A RISK OF LOSS FROM POOR PERFORMANCE?	Yes. You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in the Contract.
IS THIS A SHORT-TERM INVESTMENT?
No.  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawals may be subject to taxes and tax penalties. In addition, the tax deferral is more beneficial to investors with a long-time horizon.
Reference Principal Risks of Investing in the Contract and Federal Tax Status.

WHAT ARE THE RISKS ASSOCIATED WITH THE INVESTMENT OPTIONS?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccount.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all investment options before making an investment decision.

Reference Principal Risks of Investing in the Contract, The Fixed Account, and Appendix A - Investment Options Available Under the Contract.

WHAT ARE THE RISKS RELATED TO THE INSURANCE COMPANY?
Investment in the Contract is subject to the risks related to Kansas City Life.  Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you.  More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.

Reference Kansas City Life, The Variable Account and The Funds - Financial Condition of Kansas City Life.

Investment Restrictions [Text Block]
Yes.  The amount allocated to the Fixed Account may not exceed 15% of the total Contract Value. If a transfer to the Fixed Account causes the value to exceed 15% of total Contract Value, we may transfer the excess to the Federated Hermes Government Money Fund II Subaccount.  The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.

We reserve the right to remove or substitute Portfolio Companies as investment options.  We also reserve the right to limit the number and amount of additional premium payments you may make and to suspend or modify the transfer privilege, where permitted under applicable law.

If you elect the GMWB rider, you may not invest in the Fixed Account, the Portfolio Companies in which you may invest will be limited, and we may change the Portfolio Companies that are eligible for investment in the future.
Not all Portfolio Companies may be available in all states.
Reference The Fixed Account, Charges and Deductions - Transfer Processing Fee, Kansas City Life, The Variable Account, and the Funds - The Funds, Optional Rider, and Appendix A – Investment Options Available under the Contract.

Key Information, Benefit Restrictions [Text Block]
Yes.  The Contract offers a number of benefits.  Certain benefits, such as the GMWB, are subject to additional charges.  Benefits may not be available for all Issue Ages nor added after issue.  Optional riders may not be available in all states.  The GMWB limits the Portfolio Companies in which you may invest under the Contract, and we may change the Portfolio Companies that are eligible for investment in the future.  If you take withdrawals that exceed limits specified by the GMWB rider in a Contract Year, the value of the GMWB may be reduced by more than the amount of the withdrawal or the rider may terminate.  If you take withdrawals from your Contract Value, the amount payable under the GMDB may be reduced by more than the amount of the withdrawal.  We may stop offering the GMWB at any time.  Certain 403(b) contracts may impose restrictions on distributions.
	Reference Principal Risks of Investing in the Contract, Benefits Available Under the Contract, Optional Rider, Description of the Contract - Death Benefit Before Maturity Date, Description of the Contract – Contract Loans, and Appendix A – Investment Options Available Under the Contract.
Tax Implications [Text Block]
Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.  The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs.  You should purchase the Contract within a tax-qualified plan only for reasons other than tax deferral.  We encourage you to consult your own tax adviser before making a purchase of the Contract.

Reference Federal Tax Status.

Investment Professional Compensation [Text Block]
Commissions are paid to broker-dealers for the sale of Contracts.  In addition, we may pay an asset-based commission or other amounts in certain circumstances.  All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms.  This conflict of interest may influence your investment professional to recommend this Contract over another investment.

Reference Sale of the Contracts.

Exchanges [Text Block]
Some broker-dealers may have a financial incentive to offer a new contract in place of your existing insurance. You should replace (exchange) your existing contract only if you determine that the new contract is better for you than continuing to own your existing contract after comparing the features, fees, and risks of both contracts and considering any fees or penalties to terminate the existing contract.

Reference Description of the Contract - Replacement of Contracts.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.
TRANSACTION EXPENSES
Sales Load on Premium Payments	None
Maximum Surrender Charge	None
Transfer Processing Fee	After the first 6 transfers in a Contract Year, we will charge $25 for each additional transfer during that Contract Year. There is no fee for the first 6 transfers during a Contract Year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Maximum Charges
Administration Fee	None
Variable Account Annual Expenses (as a % of average annual Variable Account Value during the accumulation period)
Base Contract Expenses	1.66%[4]
Optional Rider Charges
FIVE PlusSM Guaranteed Minimum Withdrawal Benefit (as a percentage of the Guaranteed Withdrawal Balance)	1.20%[5] (0.10% monthly)
Net Loan Interest Charge (as a percentage of amounts held in the loan account)	5.00%[6]
[4] The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.40% and an Asset Based Administrative Charge of 0.25%.
[5] The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%).  However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
[6] The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contracts) is 5% annually.  The maximum guaranteed net cost of a loan is the difference between the maximum loan interest charged (8%) and the minimum amount credited to the loan account (3%).
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.  Future expenses may be higher or lower.
ANNUAL PORTFOLIO OPERATING EXPENSES[7]
	Minimum	Maximum
Range of Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.27%	1.37%
[7] The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2025.  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
EXAMPLE OF CHARGES
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options.  The example shows the maximum costs of investing in the Contract, including Owner transaction expenses, an annual Guaranteed Minimum Withdrawal Benefit ("GMWB") charge of 1.20% multiplied by the Guaranteed Withdrawal Balance, Variable Account charges, and highest annual portfolio operating expenses for the year ended December 31, 2025.
The example assumes all Contract Value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account.
The example assumes that you invest $100,000 in the Contract for the time periods indicated.  The example also assumes that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the Contract is surrendered, annuitized or not surrendered at the end of the applicable period:
Maximum Portfolio Expenses with GMWB
1 year	3 years	5 years	10 years
$4,242	$12,808	$21,487	$43,682
The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).
Please remember that the example is an illustration and does not represent past or future expenses.  Your actual expenses may be higher or lower than those shown.  Similarly, your rate of return may be more or less than the 5% assumed in the example.
You should not consider the assumed expenses in the example to represent past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns.  Actual returns may be greater or less than the assumed amount.
The various Funds themselves or their investment advisers provided the expense information regarding the Portfolios.  The Funds and their investment advisers are not affiliated with us.  While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Sales Load on Premium Payments	None
Maximum Surrender Charge	None
Transfer Processing Fee	After the first 6 transfers in a Contract Year, we will charge $25 for each additional transfer during that Contract Year. There is no fee for the first 6 transfers during a Contract Year.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Other Transaction Fee, Current [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]
ANNUAL CONTRACT EXPENSES
Maximum Charges
Administration Fee	None
Variable Account Annual Expenses (as a % of average annual Variable Account Value during the accumulation period)
Base Contract Expenses	1.66%[4]
Optional Rider Charges
FIVE PlusSM Guaranteed Minimum Withdrawal Benefit (as a percentage of the Guaranteed Withdrawal Balance)	1.20%[5] (0.10% monthly)
Net Loan Interest Charge (as a percentage of amounts held in the loan account)	5.00%[6]
[4] The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.40% and an Asset Based Administrative Charge of 0.25%.
[5] The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%).  However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
[6] The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contracts) is 5% annually.  The maximum guaranteed net cost of a loan is the difference between the maximum loan interest charged (8%) and the minimum amount credited to the loan account (3%).

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.66%	[4]
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.40% and an Asset Based Administrative Charge of 0.25%.
Other Annual Expense (of Other Amount), Maximum [Percent]	5.00%	[5]
Other Annual Expense, Footnotes [Text Block]	The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contracts) is 5% annually. The maximum guaranteed net cost of a loan is the difference between the maximum loan interest charged (8%) and the minimum amount credited to the loan account (3%).
Annual Portfolio Company Expenses [Table Text Block]
ANNUAL PORTFOLIO OPERATING EXPENSES[7]
	Minimum	Maximum
Range of Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.27%	1.37%
[7] The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2025.  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.27%	[6]
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.37%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2025. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
Surrender Example [Table Text Block]	Maximum Portfolio Expenses with GMWB
1 year	3 years	5 years	10 years
$4,242	$12,808	$21,487	$43,682

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,242
Surrender Expense, 3 Years, Maximum [Dollars]	12,808
Surrender Expense, 5 Years, Maximum [Dollars]	21,487
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,682
Annuitize Example [Table Text Block]	Maximum Portfolio Expenses with GMWB
1 year	3 years	5 years	10 years
$4,242	$12,808	$21,487	$43,682

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,242
Annuitized Expense, 3 Years, Maximum [Dollars]	12,808
Annuitized Expense, 5 Years, Maximum [Dollars]	21,487
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 43,682
No Surrender Example [Table Text Block]	Maximum Portfolio Expenses with GMWB
1 year	3 years	5 years	10 years
$4,242	$12,808	$21,487	$43,682

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,242
No Surrender Expense, 3 Years, Maximum [Dollars]	12,808
No Surrender Expense, 5 Years, Maximum [Dollars]	21,487
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,682
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Not a Short-Term Investment.  The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash.  Withdrawals may be subject to taxes and tax penalties.  Furthermore, certain 403(b) contracts may be subject to restrictions on distributions.
Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease.  There is no minimum guaranteed Contract Value.  The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract.  During times of poor investment performance, these deductions will have an even greater impact on your Contract Value.  You could lose everything you invest.  If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a minimum guaranteed interest rate
Insurance Company Risks.  Any obligations, guarantees and benefits of the Contract, including the Fixed Account Investment Option, are subject to the financial strength and claims paying ability of Kansas City Life Insurance Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of the Company is available upon request by contacting the Home Office.
Tax Risks. Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs.  A distribution includes an actual distribution of funds such as a surrender or annuity payment.  However, a distribution also includes a pledge or assignment of a Contract.  Generally, all or part of any distribution is taxable as ordinary income.  In addition, a penalty tax may apply to certain distributions made prior to the Owner reaching age 59½.  Special tax rules apply to Qualified Contracts, and distributions from Qualified Contracts may be subject to restrictions.  Governing federal tax statutes may be amended, revoked, or replaced by new legislation.  Changes in interpretation of these statutes may also occur.  We encourage you to consult your own tax adviser before making a purchase of the Contract.  (See “FEDERAL TAX STATUS”)
You should consult a qualified tax adviser for assistance in all Contract-related tax matters.
Full and Partial Surrender.  You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:
• the date that the Annuitant dies; or
• the Maturity Date.
Certain partial surrenders, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract.  You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees.  The impact of partial surrenders on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.
Restrictions on Distributions from Contracts Used to Fund 403(b) retirement plans. The Code restricts surrenders and partial surrenders from 403(b) annuity contracts of elective contributions made in years after December 31, 1988, of earning on such contributions and of earning in such years on amounts held as of the year beginning before January 1, 1989. Distributions of such amounts may occur only upon the death of the employee, attainment of age 59 ½, severance from employment, disability or financial hardship. Other exceptions may be applicable under certain circumstances.
Loan Risks. If your Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan at any time after the first Contract Year if permitted by your employer’s section 403(b) plan.  A loan, whether or not repaid, will have a permanent effect on the death benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.
A loan may have tax consequences. (See "FEDERAL TAX STATUS") In addition, allowing your contract to terminate due to indebtedness could have adverse tax consequences. (See “CONTRACT LOANS”)
Risk of Changes to the Contract. You are subject to a risk that Kansas City Life may make certain changes to the Contract. The Company reserves the rights to make the following changes: (1) Where permitted, limit the number and amount of additional premium payments, (2) subject to applicable law, make additions to, deletion from or substitutions of the Portfolio Companies available for allocation, (3) where permitted, suspend or modify the transfer privilege, and (4) add, remove or substitute Designated Subaccounts available for investment under the GMWB rider.
Risk of Frequent Transfers. We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.
Risks Associated with Contract Benefits.  If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit, you must allocate all premiums and Contract Value to the Designated Subaccounts on and after the Rider Effective Date. For certain Designated Subaccounts, risk and volatility mitigation is part of the Portfolio’s investment strategy, which investment strategy could reduce your investment return. The value of the GMWB rider may be significantly reduced if you take annual withdrawals that are greater than the Guaranteed Withdrawal Amount of the Lifetime Income Amount (after the Lifetime Income Date).  Such reduction in value may be more than the amount of the withdrawal and may cause the rider to terminate.  Loans permitted by 403(b) contracts, whether or not repaid, will have a permanent effect on the death benefit and Contract Value.  The longer the loan is outstanding, the greater the effect is likely to be. Loans (particularly if not repaid) make Contract termination more likely.  Withdrawals may reduce the amount payable under the GMDB by more than the amount of the withdrawal.
Cybersecurity and Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value.  For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value.  There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments, and the recent military conflict between the United States and Iran).
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Defined Outcome Funds Risk. Each Invesco V.I. S&P 500 Buffer Fund (the "Fund") seeks, over a specified annual period (called an "Outcome Period"), to provide returns that match those of the S&P 500® Index (the “Index”) up to an upside cap, while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund). To receive the full benefit of the 10% buffer protection, Contract Value should be allocated to the Fund prior to the beginning of the Outcome Period and remain allocated to the Fund until the end of the Outcome Period. If Contract Value is allocated after the commencement of the Outcome Period or withdrawn before the end of the Outcome Period, investment returns may vary significantly. You will bear all Index losses exceeding 10%.
The upside cap establishes the maximum percentage return that the Funds can achieve during the Outcome Period (prior to taking into account any fees and expenses of the Fund). During an Outcome Period when the Index is rising, this may limit the return on your investment in an Invesco V.I. S&P 500 Buffer Fund.
The specified outcomes of the Invesco V.I. S&P 500 Buffer Funds may not be achieved. Furthermore, the Invesco V.I. S&P 500 Buffer Funds are not guaranteed and, unlike guarantees, are not backed by Kansas City Life.
For additional risks associated with the Invesco V.I. S&P Buffer Funds see the prospectuses for the Funds.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description or Restrictions / Limitations
Five PlusSM Guaranteed Minimum Withdrawal Benefit	Guarantees return of amounts invested in the Contract or minimum annual income payments provided that the conditions of the rider are satisfied	Optional	0.10% (monthly) 1.20% (annually) of the Guaranteed Withdrawal Balance
•    Covered Person must be between age 20 and 80
•    In order to receive certain benefits, the Covered Person must attain age 65 and remain living
•    Must invest only in Designated Subaccounts, which may reduce investment return
•    Cannot invest in the Fixed Account
•    Additional premiums may be limited
•    Withdrawals that exceed specified limits in a Contract Year may reduce the value of the GMWB by       more than the amount of the withdrawal or the rider may terminate

Death Benefit	Provides death benefit equal to the Cash Surrender Value if the Owner predeceases the Annuitant	Standard	No Charge	• Only applies if Owner and Annuitant are not the same individual
Base Guaranteed Minimum Death Benefit Option	Provide death benefit equal to the greater of: • Premiums paid, proportionately adjusted for partial surrenders, less any loan balance; • Contract Value, less any loan balance	Standard	No Charge	• Available at issue and any time after • Withdrawals may reduce the value of the GMDB by more than the amount of the withdrawal
Contract Loan	Allows you to borrow from the Contract using your Contract Value as collateral	Standard	5% net loan interest (as a percentage of amounts held in the loan account)	• Only available under section 403(b) TSA Qualified Contracts, if permitted by employer's section 403(b) plan
•    Only one loan per Contract Year
•    Minimum and maximum loan amounts apply
•    Loans may have adverse tax consequences

Dollar Cost Averaging Plan	Allows you to automatically transfer amounts from the Federated Hermes Government Money Fund II Subaccount to other Subaccounts on a monthly basis	Standard	No Charge	• Minimum $250 transfer amount each month • Not allowed at the same time as Portfolio Rebalancing
Portfolio Rebalancing Plan	Automatically redistributes the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value on a quarterly basis	Standard	No Charge	• Not allowed at the same time as Dollar Cost Averaging
Systematic Partial Surrender Plan	Automatically surrenders a specified dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis	Standard	No Charge	• Minimum $100 partial surrender amount • Partial surrenders may have adverse tax consequences
OPTIONAL RIDER
FIVE PLUSSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT
IMPORTANT TERMS
Covered Person means:  the person whose life we use to determine the duration of the Lifetime Income Amount payments.  You should carefully consider who will be the Covered Person under the Five PlusSM Guaranteed Minimum Withdrawal Benefit (the "GMWB") rider.  Under Qualified Contracts, the Covered Person must be the Owner.  Under Non-Qualified Contracts, the Covered Person must be the Owner, Annuitant, or Beneficiary.  Certain benefits under this rider depend on the age of the Covered Person and the relationship of the Owner to the Beneficiary.  (See "LIFETIME INCOME AMOUNT" and "DEATH BENEFITS")
Designated Subaccounts means:  the Designated Subaccounts to which you can allocate premiums and Contract Value under this rider.  The Designated Subaccounts available depend on the Rider Effective Date.
Excess Withdrawal means:  a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount; or a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year after the Lifetime Income Date to exceed the Lifetime Income Amount.
Guaranteed Withdrawal Balance means:  the total amount available for future periodic guaranteed withdrawals.
Guaranteed Withdrawal Amount means:  the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero.
Investment Strategy means:  the currently available Designated Subaccounts to which you must allocate premiums and Contract Value for this rider to remain in effect.
Rider Effective Date means:  the Contract Anniversary date that the Five PlusSM Guaranteed Minimum Withdrawal Benefit (the "GMWB") is effective from.
Lifetime Income Amount means:  the amount we guarantee to be available each Contract Year for withdrawal during the life of the Covered Person while this rider is in effect.  The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change in a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change in a Qualified Contract that removes the Covered Person from the Contract as an Owner.
Lifetime Income Date means:  the Contract Anniversary on or after the Covered Person reaches age 65, or the Rider Effective Date if the Covered Person is already age 65 or older at the time the rider is elected.
Withdrawal means:  the amounts partially surrendered as described in the Contract.
Settlement Phase occurs:  when total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount; and when the Contract Value reduces to zero; and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero.
Note: Illustrations of how the Guaranteed Minimum Withdrawal Benefit rider works are provided in Appendix B to this Prospectus.
DESCRIPTION OF THE GMWB RIDER
If you are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money you can withdraw from the Contract, we offer for an additional charge an optional GMWB rider.  The
GMWB provides alternative guarantees - which guarantee you receive depends on the amount of the withdrawals you take and the age of the Covered Person.  First, the GMWB guarantees the return of all of the amounts you have invested in the Contract, as long as you limit your withdrawals each Contract Year to the Guaranteed Withdrawal Amount (this guarantee is available both before and after the Lifetime Income Date).  Second, on and after the Lifetime Income Date, as long as you limit your annual withdrawals to the Lifetime Income Amount, the GMWB guarantees you annual payments of that amount for the rest of the Covered Person’s life, no matter how long the Covered Person lives, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.  However, the maximum amount you may be able to withdraw as a Lifetime Income Amount may be less than if you continued to take withdrawals as a Guaranteed Withdrawal Amount.
Example:
Assume that you purchase a Contract with the GMWB when you are 55.  Your initial premium payment is $100,000.  You make annual withdrawals in each of the next ten years equal to the Guaranteed Withdrawal Amount, or $5,000 (5% of the initial premium payment of $100,000).  Assuming 0% net investment experience and no annual bonus amounts credited during each of the ten years, after the 10th Contract Year your Contract Value will be $50,000 and your Guaranteed Withdrawal Balance will be $50,000.  You are the Covered Person under the Contract and are now 65 years old.  You have reached the Lifetime Income Date.  If, in each Contract Year thereafter, you limited your annual withdrawals to the Lifetime Income Amount of $2,500 (5% of $50,000 on the Lifetime Income Date), you would be eligible to receive the Lifetime Income Amount of $2,500 annually for the rest of your life.  However, if you continued to withdraw $5,000 annually, you would be guaranteed to receive back your entire $100,000 initial premium payment because your annual withdrawals did not exceed the Guaranteed Withdrawal Amount.  You would then not be guaranteed to receive the Lifetime Income Amount annually for the rest of your life, because your annual withdrawals exceeded the Lifetime Income Amount of $2,500.
The GMWB does not guarantee Contract Value or the performance of any investment option.
IMPORTANT CONSIDERATIONS
•	If your annual withdrawals are greater than the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date), the value of the GMWB rider may be significantly reduced.
•	You must allocate all premiums and Contract Value to the Investment Strategy (described below) on and after the Rider Effective Date.
•
To maximize your potential to receive payments under the GMWB rider, you must limit your withdrawals to withdrawals that are not Excess Withdrawals each Contract Year and allocate your Contract Value according to the Investment Strategy options described below.  These restrictions are intended to minimize the risk that your Contract Value will be reduced to zero before death, thereby requiring us to make settlement payments.

•	Accordingly, a significant risk against which the rider protects, i.e., that your Contract Value will reduce to zero (other than due to an Excess Withdrawal) while you are alive, may be minimal.
•
Moreover, because these restrictions lessen the risk that your Contract Value will be reduced to zero while you are still alive, they also significantly reduce the risk that we will make any settlement payments.

•
In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Withdrawal Balance, then your Contract Value will never be reduced to zero and we will never make settlement payments.

•	For certain Designated Subaccounts, risk and volatility mitigation is part of the Portfolio’s investment strategy. That investment strategy could reduce your investment return.
•	The GMWB rider will end on the Maturity Date unless we are making payments under the Settlement Phase of the GMWB rider.
•
We do not automatically increase your Guaranteed Withdrawal Balance when your Contract appreciates in value.  We will only increase your Guaranteed Withdrawal Balance if you pay an additional premium or if there is a step-up or bonus.

•
Please remember that all withdrawals, including those made under the GMWB rider, reduce your Contract Value and death benefit, may result in receipt of taxable income to the Owner under federal and state law, and if made before the Owner attains age 59½, may be subject to a 10% penalty tax.

•	Withdrawals under the GMWB rider are not annuity payments. Annuity payments generally receive more favorable tax treatment than withdrawals. (See "FEDERAL TAX ISSUES")
•	You will begin paying the GMWB rider charge as of the Rider Effective Date, even if you do not begin taking withdrawals for many years.
•
If the Covered Person dies or is no longer an Owner, Beneficiary, or Annuitant of the Non-Qualified Contract or is no longer an Owner of the Qualified Contract, the Lifetime Income Amount reduces to zero.

•	To receive the full benefit of withdrawals for your lifetime, your Contract Value must be reduced to zero and the Annuitant must be living at that time.
•	You may not make additional premium payments during the GMWB rider’s Settlement Phase.
•
If you choose to not take withdrawals equal to or less than the Guaranteed Withdrawal Amount during each Contract Year, the remaining Guaranteed Withdrawal Amount may not be carried forward to any other Contract Year.

•	The GMWB rider may not be available in all states, and we may otherwise limit its availability.
•
If the Covered Person is the Owner and the Owner dies before the Settlement Phase, the Lifetime Income Amount will reduce to zero.  The benefits provided by this rider will only continue if the Beneficiary is the surviving spouse of the Owner, the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time the death benefit is determined, and the Beneficiary does not take the death benefit under the terms of the Contract.

•	Inflation may impact the value of the GMWB rider.
•
The addition of the GMWB rider to your Contract will not automatically cancel any Systematic Partial Surrender Plan you have established.  Since withdrawals more than your Guaranteed Withdrawal Amount may significantly reduce or eliminate your ability to make withdrawals on and after the Lifetime Income Date, you should consider adjusting your existing Systematic Partial Surrender Plan.

•
Withdrawals for more than your Guaranteed Withdrawal Amount may eliminate your ability to make withdrawals on or after the Lifetime Income Date and, if certain conditions are met, may increase the likelihood that your Contract could be terminated.

•	Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability.
You should not purchase the GMWB if:
•
you expect to take annual withdrawals in excess of the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Guaranteed Withdrawal Balance that will provide guaranteed withdrawals;
•	your Contract is a Qualified Contract that has withdrawal restrictions that prevent you from taking withdrawals; or
•	you do not expect to take withdrawals.
In considering whether to purchase the GMWB rider, you must consider your desire for protection and the cost of the rider versus the possibility that had you not purchased the GMWB rider, your Contract Value may have been higher.  The rider may not be appropriate for you if you plan to take Excess Withdrawals.  You should consult your financial professional to discuss whether the GMWB rider suits your needs.
WHEN TO TAKE WITHDRAWALS
You should carefully consider when to begin taking withdrawals if you have elected the GMWB rider.  If you begin taking withdrawals too soon, you may limit the value of the GMWB rider.  For example, you may not be able to increase your Guaranteed Withdrawal Balance and you may lose the potential for increases though step-ups and bonuses.  If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
PURCHASING THE GMWB RIDER
You may elect the GMWB rider at the time you purchase a Contract or the rider may be added to an existing Contract provided:
•	the rider is available for sale in the state where the Contract is sold;
•	you limit your investment of premiums and Contract Value to the Investment Strategy options we make available with the rider;
•	the Covered Person has attained age 20 and has not yet attained age 81; and
•	the Contract does not have a loan balance.
We reserve the right to refuse to issue the GMWB rider at our sole discretion.
GUARANTEED WITHDRAWAL BALANCE
The Guaranteed Withdrawal Balance is used to calculate the Guaranteed Withdrawal Amount and Lifetime Income Amount.  Your Guaranteed Withdrawal Balance is not permitted to exceed $5 million.  The initial Guaranteed Withdrawal Balance is equal to your initial premium, or if the GMWB rider is added after the Contract Date, the initial Guaranteed Withdrawal

Balance is the Contract Value on the Rider Effective Date.  Each time an additional premium is paid, the Guaranteed Withdrawal Balance increases by the amount of the additional premium.  The Guaranteed Withdrawal Balance may also increase as a result of a bonus or step-up and it will decrease as a result of a withdrawal.  (See "BONUS," "STEP-UPS," and "Effect of Withdrawals on the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount")  The Guaranteed Withdrawal Balance is not a cash value or surrender value, is not available to the Owner, Annuitant or Beneficiary, is not a minimum return for any Subaccount, is not a guarantee of Contract Value, and may not be withdrawn as a lump sum.
GUARANTEED WITHDRAWAL AMOUNT
The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero while the GMWB rider is in effect.  The maximum Guaranteed Withdrawal Amount at any time is $250,000.  The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.
LIFETIME INCOME AMOUNT
The Lifetime Income Amount is the amount we guarantee to be available each Contract Year, on and after the Lifetime Income Date, for withdrawal during the life of the Covered Person while the GMWB rider is in effect.  We determine the initial Lifetime Income Amount on the Lifetime Income Date. The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.  The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change on a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change on a Qualified Contract that removes the Covered Person from the Contract as an Owner.
Effect of Withdrawals on the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount.  If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals.  If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount (referred to as "Excess Withdrawals"), we will automatically reset the Guaranteed Withdrawal Balance to equal the lesser of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal.
Each time we reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount.
The Guaranteed Withdrawal Amount will equal the lesser of:
•	the Guaranteed Withdrawal Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.
We do not recalculate your Guaranteed Withdrawal Amount when you make a withdrawal that is less than or equal to the Guaranteed Withdrawal Amount and total withdrawals during that Contract Year remain below or equal to the Guaranteed Withdrawal Amount.
Effect of Withdrawals on the Lifetime Income Amount.  On or after the Lifetime Income Date, we will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount (also referred to as "Excess Withdrawals").  The Lifetime Income Amount will be automatically reset to equal the lesser of:
•	the Lifetime Income Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.
We do not recalculate your Lifetime Income Amount when you make a withdrawal that is less than or equal to the Lifetime Income Amount and total withdrawals during that Contract Year remain below or equal to the Lifetime Income Amount.  In certain circumstances, however, we will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount

and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year.  These involve withdrawals taken as Required Minimum Distributions.  (See "REQUIRED MINIMUM DISTRIBUTIONS")
Please note if you take any withdrawals before the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount.  Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount (as long as the Guaranteed Withdrawal Balance has not reduced to zero) your Lifetime Income Amount may be reduced if the amount you withdraw exceeds the Lifetime Income Amount.  You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.
Remember:
•	Excess Withdrawals could reduce your Guaranteed Withdrawal Balance by substantially more than the actual amount of the withdrawal.
•	Excess Withdrawals may significantly reduce or eliminate future Guaranteed Withdrawal Amounts and Lifetime Income Amounts.
BONUS
We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the GMWB rider’s bonus period if you take no withdrawals during that Contract Year.  The bonus period is the first 10 Contract Years after the Rider Effective Date while the Covered Person is less than age 80.  Each time you qualify for a bonus:
If the Guaranteed Withdrawal Balance was not previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by:
•	an amount equal to 5% of total premiums paid (subject to the applicable limits on additional premiums) to the Contract if the rider is issued on the Contract Date; or
•
an amount equal to 5% of the initial Guaranteed Withdrawal Balance, increased by any premiums paid (subject to the applicable limits on additional premiums) since the Rider Effective Date, if this rider is added after the Contract Date.

If the Guaranteed Withdrawal Balance was previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by an amount equal to 5% of the sum of the Guaranteed Withdrawal Balance immediately after the latest step-up or reset, and any premiums received since such latest step-up or reset.
Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount as follows:
•	The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus; and
•	The Lifetime Income Amount will equal the greater of the Lifetime Income Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus.
Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and consequently, will increase the rider charges (because such charges are based on a greater Guaranteed Withdrawal Balance).  Further, bonuses may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.  Bonuses do not increase the Contract Value of the Contract.
STEP-UPS
If the Contract Value on any step-up date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Upon a step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the current monthly rider charge percentage.  (See "GMWB RIDER CHARGE")
The Guaranteed Withdrawal Amount will equal the greater of:
•	the Guaranteed Withdrawal Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.
The Lifetime Income Amount will equal the greater of:
•	the Lifetime Income Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.
We reserve the right to increase the current monthly rider charge percentage up to 0.10%.  If we decide to increase the current monthly rider charge percentage at the time of a step-up, you will receive advance notice and be given the opportunity to decline the automatic step-up.  (See "GMWB RIDER CHARGE")
The step-up dates occur only while the GMWB rider is in effect.  For Contracts with a GMWB Rider with a Rider Effective Date before May 29, 2012, the step-up dates occur on each of the 3rd, 6th, and 9th Contract Anniversaries after the Rider Effective Date.  After the 9th Contract Anniversary, the step-up dates occur on each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary after the Rider Effective Date.  For Contracts with a GMWB Rider with a Rider Effective Date of May 29, 2012 or after, the step-up dates occur on each Contract Anniversary after the Rider Effective Date up to and including the 30th Contract Anniversary after the Rider Effective Date.  If you decline an automatic step-up, you will have the option to elect to step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent step-up dates.  If you decide to step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic step-ups.
Please note that the automatic step-up may be of limited benefit if you intend to make premium payments that would cause your Contract Value to approach $5 million, since the Guaranteed Withdrawal Balance is not permitted to exceed $5 million.
Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.
ADDITIONAL PREMIUMS
We will increase the total Guaranteed Withdrawal Balance by the amount of each additional premium we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount:
In the case of the Guaranteed Withdrawal Amount, to equal the greater of the:
•	Guaranteed Withdrawal Amount immediately prior to the premium; or
•	the lesser of:
•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
•	the Guaranteed Withdrawal Amount immediately prior to the premium plus an amount equal to 5% of the premium.
In the case of the Lifetime Income Amount, to equal the greater of the:
•	Lifetime Income Amount immediately prior to the premium; or
•	the lesser of:
•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
•	the Lifetime Income Amount immediately prior to the premium plus an amount equal to 5% of the premium.
We do not permit additional premiums during a GMWB rider’s "Settlement Phase," as described below.
Premium limits on Non-Qualified Contracts.   If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to pay premiums.  On or after the first Contract Anniversary following the Rider Effective Date, we will not accept any additional premium without our prior approval that either:
•	exceeds $100,000; or
•	causes the total of all additional premiums paid since the first Contract Anniversary following the Rider Effective Date to exceed $100,000.
For Non-Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary following the Rider Effective Date.
Premium limits on Qualified Contracts.  If we issue your Contract in connection with a tax-qualified retirement plan, including an IRA, we also impose additional limits on your ability to make premium payments:
•
after the first Contract Anniversary after the Covered Person reaches age 65, we will not accept additional premium payments, without our prior approval, that exceed $100,000 or cause the total premiums paid after the first Contract Anniversary following the Rider Effective Date to exceed $100,000; and

•	we will not accept any premium after the Covered Person becomes age 81.
For Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary after the Covered Person reaches age 65.
You should consult with a qualified tax adviser prior to electing the GMWB rider for further information on tax rules affecting Qualified Contracts, including IRAs.
Please note that the premium limitations discussed in this section are in addition to the premium limitations discussed under "Purchasing a Contract" earlier in the Prospectus.
INVESTMENT STRATEGY
The Investment Strategy includes the Designated Subaccounts.  If you elect the GMWB rider, you must allocate your Contract Value to one or more of the Designated Subaccounts available to you.  As discussed below, the Designated Subaccounts that are available to you will vary based on your GMWB rider effective date.  (See "AVAILABLE DESIGNATED SUBACCOUNTS")  You must choose one of these available Designated Subaccounts and your initial premium payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Designated Subaccounts you select.  Subsequent premium payments will also be allocated accordingly.  Contract Value will be rebalanced quarterly to maintain the current allocations.  We selected the Designated Subaccounts to minimize the risk that your Contract Value will be reduced to zero because of guaranteed withdrawals before the Annuitant’s death, thereby requiring Kansas City Life to make settlement payments to you during the Settlement Phase.
This rider will remain in effect only if your premium payments and Contract Value are allocated at all times to one or more of the currently available Designated Subaccounts in accordance with the requirements of this rider.  Solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Hermes Government Money Fund II Subaccount to be a Designated Subaccount.  (See "AVAILABLE DESIGNATED SUBACCOUNTS")
Unless you request otherwise, withdrawals will be taken in proportion to the Contract Value in the Subaccounts; you may specify the Subaccounts from which a withdrawal is to be made.
You should consult with your financial professional to assist you in determining which Designated Subaccount available with the GMWB rider is best suited for your financial needs and risk tolerance.
AVAILABLE DESIGNATED SUBACCOUNTS
You must allocate your entire Contract Value to one or more of the Designated Subaccounts that are available to you.  Solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Hermes Government Money Fund II Subaccount to be a Designated Subaccount.  On a quarterly basis, we will rebalance your entire Contract Value to the Subaccounts in accordance with the percentages specified in the Designated Subaccounts you elected.
Under our Dollar Cost Averaging Plan, you may elect to allocate your premiums and Contract Value over time to one or more of the Designated Subaccounts that you have selected.  If you elect the Dollar Cost Averaging Plan and you have elected the GMWB rider, transfers will occur on a monthly basis for a period you choose, ranging from 3 to 12 months.
We offer Designated Subaccounts with different risk profiles.  You need to determine which Designated Subaccounts are best for you.  You should consult with your financial adviser on this decision.  Your financial adviser can help you determine which Designated Subaccounts are best suited to your financial needs, investment time horizon, and willingness to accept investment risk.  You should periodically review these factors with your financial adviser to determine if you should change Designated Subaccounts to keep up with changes in your personal circumstances.  Your financial adviser can assist you in completing the proper forms to make a change to the Designated Subaccounts you have elected.  You should not regard the Designated Subaccounts as investment advice.  Kansas City Life bears no responsibility for your decision to select or change Designated Subaccounts.
For Contracts with a GMWB Rider with a Rider Effective Date before May 29, 2012
You may allocate your premiums and Contract Value among any of the Designated Subaccounts.  Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%.
The available Designated Subaccounts are:
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares
•	Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2
•	Fidelity® VIP Freedom 2015 PortfolioSM – Service Class 2
•	Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2
•	Fidelity® VIP Freedom Income PortfolioSM – Service Class 2
•	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
For Contracts with a GMWB Rider with a Rider Effective Date of May 29, 2012 or after
You may allocate your premiums and Contract Value among any of the Designated Subaccounts.  Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%.
The available Designated Subaccounts are:
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares
•	American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares
•	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
We periodically evaluate the Designated Subaccounts, and may add, remove, or substitute the Designated Subaccounts that are available to you.
We will notify you at least 30 days in advance of any substitution, removal, or change to a Designated Subaccount that you have selected.  You should carefully review these notices.  If a Designated Subaccount to which you have allocated some or all of your Contract Value is no longer available under the GMWB rider, you must transfer that Contract Value to a Designated Subaccount that is currently available in order to keep the rider in effect.  If you do not wish to make such transfer, you may terminate the GMWB rider.
For more information regarding each Portfolio that we permit you to invest in through a Designated Subaccount, including information relating to that Fund’s investment objectives, policies and restrictions, and the risks of investing in that Fund, please see the "Kansas City Life, the Variable Account and the Funds" section of this Prospectus as well as the Fund’s prospectus.  You can obtain a Prospectus containing more complete information on each of the Funds by contacting Variable Administration at 1-800-616-3670.  You should read the Fund’s prospectus carefully before investing.
You may transfer your Contract Value among the Designated Subaccounts that are available to you, at any time, by Written Request.  Any change will be effective on the date we receive your Written Request.  You may not make transfers between the Designated Subaccounts and the Fixed Account.  We will waive the restrictions defined in "Transfer Privilege" if the applicable transfer is required under the terms of the GMWB rider.
A Designated Subaccount may not perform as intended.  Investment performance of your Contract Value could be better or worse than expected.  One purpose of requiring you to invest in a Designated Subaccount is to limit Kansas City Life’s exposure under the GMWB rider.  This is done by ensuring that your Contract Value is diversified and not concentrated in the riskiest Subaccounts.  You should not purchase the GMWB rider if you wish to allocate your Contract Value in a non-diversified or highly aggressive manner.
The timing of your investment and the frequency of automatic rebalancing may affect performance.  Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.
If you elect to purchase the GMWB rider you may invest your Contract Value only in the Designated Subaccounts we make available with this benefit.
REQUIRED MINIMUM DISTRIBUTIONS
For purposes of the GMWB rider, withdrawals considered Required Minimum Distributions are distributions within a calendar year that are intended to be paid to you as required by section 401(a)(9), section 403(b)(10), section 408(b)(3), or section 408A(c) of the Code.
Under our Required Minimum Distributions program, each withdrawal will be in an amount that we determine to be your Required Minimum Distribution under your Contract, considering only that Contract.  Our calculation will be based on information that you provide and our understanding of the Code.  We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.
You should discuss these matters with your tax adviser prior to electing the GMWB rider.
Each withdrawal under our Required Minimum Distributions program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Required Minimum Distributions program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.
We will not make any further withdrawals under our Required Minimum Distributions program if both the Contract Value and the Guaranteed Withdrawal Balance reduce to zero. We will make distributions as part of the GMWB rider’s Settlement Phase, however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.
Required Minimum Distributions provide minimum lifetime distributions as described or as required under certain sections of the Code.  Withdrawals under our Required Minimum Distributions program will not be treated as Excess Withdrawals and will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.
SETTLEMENT PHASE
We automatically make settlement payments during the GMWB rider’s Settlement Phase. The Settlement Phase begins if total withdrawals during the Contract Year:
•	are equal to or less than the Guaranteed Withdrawal Amount; and
•	the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero.
During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional riders, terminate. We will not accept additional premiums and we will not deduct any charge for the GMWB rider during the Settlement Phase.
At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:
•
You may choose an amount that is equal to, or no greater than, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.  Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.  (See "EFFECT OF WITHDRAWALS ON THE LIFETIME INCOME AMOUNT")

•
You may choose to continue to receive distribution payments under the Required Minimum Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero.  (See "REQUIRED MINIMUM DISTRIBUTIONS")  After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.

•
We will make annual settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase.

•
After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount.  (See "EFFECT OF WITHDRAWALS ON THE LIFETIME INCOME AMOUNT")  We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Required Minimum Distribution program.

Any withdrawal you make under the GMWB rider before the Settlement Phase is a withdrawal from your Contract Value. We are only required to start using our own money to make payments when the GMWB rider Settlement Phase begins.
Withdrawals under the GMWB rider are not annuity payouts.  Annuity payouts generally receive a more favorable tax treatment than other withdrawals.
DEATH BENEFITS
Death benefits before the Settlement Phase
If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate.  This means Kansas City Life will make no more payments under this rider.
However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:
If:	Then the GMWB rider:
the Covered Person is no longer alive
• Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)
• Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first Contract Anniversary after the Covered Person has reached age 65.
• Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero.  We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions requirements. Consult a tax adviser.
Death benefit during the Settlement Phase
If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable.  The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider.  Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person. Additional restrictions may apply to Qualified Contracts in order to satisfy Required Minimum Distributions.
TERMINATION
Although the GMWB rider provides that you may not terminate the rider for five years from the Rider Effective Date, we are currently waiving this provision.  Therefore, you may currently terminate your GMWB rider at any time.
In addition, there are circumstances under which your GMWB rider will terminate automatically.  The GMWB rider will terminate upon the earliest of:
•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.
Upon termination of the GMWB rider, your Guaranteed Withdrawal Balance will decline to zero, and we will not refund any GMWB rider charge that you previously paid. (See “GMWB RIDER CHARGE”) Before cancelling the GMWB rider or taking any other action that would cause the rider to terminate, such as allocating Contract Value to an investment option other than an Investment Strategy option, you should carefully consider your current and future need for the benefits provided by the rider.
GMWB RIDER CHARGE
We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB rider.  The current GMWB rider charge is equal to 0.079% (0.95% annually) multiplied by the Guaranteed Withdrawal Balance.  However, if you elected the GMWB rider before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, the current charge for your GMWB rider is 0.05% (0.60% annually) multiplied by the Guaranteed Minimum Withdrawal Balance.  We deduct the rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value.  We do not deduct the rider charge during the GMWB rider’s Settlement Phase.
We reserve the right to increase the current monthly rider charge percentage on the effective date of each step-up.  However, the current monthly rider charge percentage will never exceed 0.10% (1.20% annually).
The addition of the GMWB rider to a Contract may not always be in your interest since an additional charge is deducted monthly for this benefit and the Covered Person must attain age 65 and remain living for you to receive certain benefits.  Furthermore, the GMWB rider limits the investment options otherwise available under the Contract, contains age caps and limitations on an Owner’s rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the payment options described in this Prospectus.  You should carefully consider each of these factors before deciding if the GMWB rider is suitable for your needs, especially at older ages.
FEDERAL TAX ISSUES
The application of certain tax rules to the GMWB rider, particularly those rules relating to distributions from your Contract, are not entirely clear.  In this regard, we intend to treat any amounts received by you under the GMWB rider during the Settlement Phase as annuity payments for tax purposes.  However, we intend to treat the payments made to you prior to the Settlement Phase or to our establishing an annuity date, as withdrawals for tax purposes.  (See "FEDERAL TAX STATUS").  In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB rider.
The value of the GMWB rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts.  Consult a tax adviser.
THE FIXED ACCOUNT
You may allocate some or all of the premiums and transfer some of the Variable Account Value to the Fixed Account.  The percentage of funds allowed in the Fixed Account may not exceed 15% of the total Contract Value at any time.  If a transfer to the Fixed Account causes the value to exceed 15% of the total Contract Value, we have the option to transfer the excess amount to the Federated Hermes Government Money Fund II Subaccount.  This transfer will not be charged a Transfer Processing Fee and will not be counted against your total number of free transfers.  You may also make transfers from the Fixed Account, but restrictions may apply.  (See "TRANSFERS FROM FIXED ACCOUNT")  The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year.  We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.  Information regarding the features of the Fixed Account investment option, including its term and minimum guaranteed interest, is available in Appendix A to this prospectus. See Appendix A - Investment Options Available Under The Contract.
Our general account supports our insurance and annuity obligations.  Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount.  All assets in the general account are subject to our general liabilities from business operations.
The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940.  Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses still apply.
GUARANTEED AND CURRENT INTEREST RATES
There are two interest rates that are applicable to the Fixed Account – the guaranteed interest rate and the current interest rate.  The actual rate credited to the Fixed Account Value is the greater of the guaranteed interest rate and the current interest rate.
Guaranteed interest rate for Contracts issued on or after May 31, 2011, if approved in your state.  The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value.  We guarantee that this rate will be at least 1% but not more than 3% per year.
We determine the guaranteed interest rate on your Contract Date and on each Redetermination Date thereafter which occurs on your first Contract Anniversary and each subsequent Contract Anniversary.  The guaranteed interest rate will be in effect from the Contract Date until the first Redetermination Date, and thereafter, from each Redetermination Date until the next Redetermination Date.
The redetermined guaranteed interest rate for the Fixed Account is based on the 5-year Constant Treasury Maturity monthly average rate for November of the previous calendar year published by the Federal Reserve (the "Treasury Rate"). The redetermined guaranteed interest rate for the Fixed Account will be calculated as the Treasury Rate rounded to the nearest five-hundredths of one percent (0.05%) reduced by 1.25%, and will be at least 1% and not more than 3% annually. We will notify you when your guaranteed interest rate is redetermined.
Guaranteed interest rate for Contracts issued before May 31, 2011 and for Contracts issued on and after May 31, 2011 where the guaranteed interest rate described above has not been approved by your state.  The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value.  The guaranteed interest rate is 3% per year.
Current Interest Rate.  We may credit a current interest rate in excess of the guaranteed interest rate. Current interest rates are influenced by, but do not necessarily correspond to, prevailing market interest rates.  We will determine current interest rates at our discretion.  You assume the risk that the interest rate we credit may not exceed the guaranteed interest rate.  Since we anticipate changing the current interest rate from time to time, we may credit different allocations with different current interest rates, based upon the date amounts are allocated to the Fixed Account.  We will not change the current interest rate credited to funds in the Fixed Account more often than once each year.
For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first out ("LIFO") basis.  We may change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest.  We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).  Contact your registered representative or the Home Office for current interest information.
CALCULATION OF FIXED ACCOUNT VALUE
On the Contract Date, the Fixed Account Value is equal to the portion of the premium allocated to the Fixed Account.
On each Valuation Day thereafter, the Fixed Account Value is equal to:
•	Fixed Account Value on the preceding Valuation day; plus
•	amounts allocated or transferred to the Fixed Account; plus
•	interest credited; less
•	amounts deducted, transferred, or surrendered from the Fixed Account since the preceding Valuation Day, including any interest.
TRANSFERS FROM FIXED ACCOUNT
Currently we do not impose a limit on the number of transfers from the Fixed Account or the dollar amount that can be transferred from the Fixed Account (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)  The first six transfers during the Contract Year are free.  We will charge a $25 transfer processing fee for all transfers during the Contract Year in addition to the six free ones.
DELAY OF PAYMENT
We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer.  If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation.  Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment Proceeds.
PAYMENT OPTIONS
The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract.  Payment options are available for use with various types of Proceeds, such as surrender, death or maturity.  We summarize these payment options below.  All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.
The Contract ends on the Maturity Date (See "DESCRIPTION OF THE CONTRACT - PROCEEDS ON MATURITY DATE") and we will pay the Proceeds to the payee under the payment option selected.  If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract Proceeds as a life annuity with payments guaranteed for ten years.
You may also apply Contract Proceeds under a payment option prior to the Maturity Date.  The Beneficiary may also apply a death benefit (upon the Annuitant’s death) under a payment option.
You must apply 100% of the Contract Proceeds to a payment option. You may allocate your Contract Proceeds among a lump sum payment and one Life or Non-Life Payment Option.
Naming different persons as Owner and Annuitant can affect when the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.
We will deduct any premium tax applicable from Proceeds at the time payments start.  In order for us to pay Proceeds under a payment option or a lump sum, the Contract must be surrendered.
We describe the payment options available below.  The term "payee" means a person who is entitled to receive payment under that option.
If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.
Annuity payments may be less than withdrawal amounts guaranteed under the GMWB rider, and the GMWB rider may not be suitable for Contract Owners who plan to annuitize.
ELECTION OF OPTIONS
You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option.  If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.
An election of a payment option and any revocation or change must be made by Written Notice.  Proceeds of at least $2,000 are required for all payment options.  If Proceeds are insufficient for a payment option, the Proceeds will be paid in a lump sum.  You may not elect an option if any periodic payment under the election would be less than $50.  We may make payments less frequently so that each payment is at least $50.  Subject to this condition, we will make payments annually or monthly at the end of such period.
DESCRIPTION OF OPTIONS
Option 1: Interest Payments.  We will make guaranteed interest payments to the payee annually or monthly as elected.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may pay additional interest annually.  The Proceeds and any unpaid interest may be withdrawn in full at any time.
Option 2: Installments of a Specified Amount.  We will make annual or monthly payments until the Proceeds plus interest are fully paid.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may pay additional interest.
Option 3: Installments for a Specified Period.  We will pay the Proceeds in equal annual or monthly payments for a specified number of years.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may also pay additional interest. If no minimum guaranteed payment period is chosen, it is possible for an Annuitant who dies after the first payment to receive only one annuity payment.
Option 4: Life Income.  We will pay an income during the payee's lifetime.  A minimum guaranteed payment period may be chosen.  Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.
Option 5: Joint and Survivor Income.  We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living.  The minimum guaranteed payment period is ten years.
Choice of Options:  You may choose an option by Written Notice during the Annuitant’s lifetime.  If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.
If you have a Qualified Contract, not all options will satisfy Required Minimum Distribution requirements, particularly as those rules apply to your designated beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete their distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing an annuity income option under a Qualified Contract. If you elect Options 2 or 3 and withdraw the unpaid installments, our obligation under the payment option will end.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description or Restrictions / Limitations
Five PlusSM Guaranteed Minimum Withdrawal Benefit	Guarantees return of amounts invested in the Contract or minimum annual income payments provided that the conditions of the rider are satisfied	Optional	0.10% (monthly) 1.20% (annually) of the Guaranteed Withdrawal Balance
•    Covered Person must be between age 20 and 80
•    In order to receive certain benefits, the Covered Person must attain age 65 and remain living
•    Must invest only in Designated Subaccounts, which may reduce investment return
•    Cannot invest in the Fixed Account
•    Additional premiums may be limited
•    Withdrawals that exceed specified limits in a Contract Year may reduce the value of the GMWB by       more than the amount of the withdrawal or the rider may terminate

Death Benefit	Provides death benefit equal to the Cash Surrender Value if the Owner predeceases the Annuitant	Standard	No Charge	• Only applies if Owner and Annuitant are not the same individual
Base Guaranteed Minimum Death Benefit Option	Provide death benefit equal to the greater of: • Premiums paid, proportionately adjusted for partial surrenders, less any loan balance; • Contract Value, less any loan balance	Standard	No Charge	• Available at issue and any time after • Withdrawals may reduce the value of the GMDB by more than the amount of the withdrawal
Contract Loan	Allows you to borrow from the Contract using your Contract Value as collateral	Standard	5% net loan interest (as a percentage of amounts held in the loan account)	• Only available under section 403(b) TSA Qualified Contracts, if permitted by employer's section 403(b) plan
•    Only one loan per Contract Year
•    Minimum and maximum loan amounts apply
•    Loans may have adverse tax consequences

Dollar Cost Averaging Plan	Allows you to automatically transfer amounts from the Federated Hermes Government Money Fund II Subaccount to other Subaccounts on a monthly basis	Standard	No Charge	• Minimum $250 transfer amount each month • Not allowed at the same time as Portfolio Rebalancing
Portfolio Rebalancing Plan	Automatically redistributes the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value on a quarterly basis	Standard	No Charge	• Not allowed at the same time as Dollar Cost Averaging
Systematic Partial Surrender Plan	Automatically surrenders a specified dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis	Standard	No Charge	• Minimum $100 partial surrender amount • Partial surrenders may have adverse tax consequences

Benefits Description [Table Text Block]
DEATH BENEFITS
Death benefits before the Settlement Phase
If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate.  This means Kansas City Life will make no more payments under this rider.
However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:
If:	Then the GMWB rider:
the Covered Person is no longer alive
• Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)
• Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first Contract Anniversary after the Covered Person has reached age 65.
• Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero.  We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions requirements. Consult a tax adviser.
Death benefit during the Settlement Phase
If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable.  The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider.  Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person. Additional restrictions may apply to Qualified Contracts in order to satisfy Required Minimum Distributions.
TERMINATION
Although the GMWB rider provides that you may not terminate the rider for five years from the Rider Effective Date, we are currently waiving this provision.  Therefore, you may currently terminate your GMWB rider at any time.
In addition, there are circumstances under which your GMWB rider will terminate automatically.  The GMWB rider will terminate upon the earliest of:
•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.
Upon termination of the GMWB rider, your Guaranteed Withdrawal Balance will decline to zero, and we will not refund any GMWB rider charge that you previously paid. (See “GMWB RIDER CHARGE”) Before cancelling the GMWB rider or taking any other action that would cause the rider to terminate, such as allocating Contract Value to an investment option other than an Investment Strategy option, you should carefully consider your current and future need for the benefits provided by the rider.
GMWB RIDER CHARGE
We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB rider.  The current GMWB rider charge is equal to 0.079% (0.95% annually) multiplied by the Guaranteed Withdrawal Balance.  However, if you elected the GMWB rider before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, the current charge for your GMWB rider is 0.05% (0.60% annually) multiplied by the Guaranteed Minimum Withdrawal Balance.  We deduct the rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value.  We do not deduct the rider charge during the GMWB rider’s Settlement Phase.
We reserve the right to increase the current monthly rider charge percentage on the effective date of each step-up.  However, the current monthly rider charge percentage will never exceed 0.10% (1.20% annually).
The addition of the GMWB rider to a Contract may not always be in your interest since an additional charge is deducted monthly for this benefit and the Covered Person must attain age 65 and remain living for you to receive certain benefits.  Furthermore, the GMWB rider limits the investment options otherwise available under the Contract, contains age caps and limitations on an Owner’s rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the payment options described in this Prospectus.  You should carefully consider each of these factors before deciding if the GMWB rider is suitable for your needs, especially at older ages.
FEDERAL TAX ISSUES
The application of certain tax rules to the GMWB rider, particularly those rules relating to distributions from your Contract, are not entirely clear.  In this regard, we intend to treat any amounts received by you under the GMWB rider during the Settlement Phase as annuity payments for tax purposes.  However, we intend to treat the payments made to you prior to the Settlement Phase or to our establishing an annuity date, as withdrawals for tax purposes.  (See "FEDERAL TAX STATUS").  In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB rider.
The value of the GMWB rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts.  Consult a tax adviser.
THE FIXED ACCOUNT
You may allocate some or all of the premiums and transfer some of the Variable Account Value to the Fixed Account.  The percentage of funds allowed in the Fixed Account may not exceed 15% of the total Contract Value at any time.  If a transfer to the Fixed Account causes the value to exceed 15% of the total Contract Value, we have the option to transfer the excess amount to the Federated Hermes Government Money Fund II Subaccount.  This transfer will not be charged a Transfer Processing Fee and will not be counted against your total number of free transfers.  You may also make transfers from the Fixed Account, but restrictions may apply.  (See "TRANSFERS FROM FIXED ACCOUNT")  The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year.  We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.  Information regarding the features of the Fixed Account investment option, including its term and minimum guaranteed interest, is available in Appendix A to this prospectus. See Appendix A - Investment Options Available Under The Contract.
Our general account supports our insurance and annuity obligations.  Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount.  All assets in the general account are subject to our general liabilities from business operations.
The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940.  Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses still apply.
GUARANTEED AND CURRENT INTEREST RATES
There are two interest rates that are applicable to the Fixed Account – the guaranteed interest rate and the current interest rate.  The actual rate credited to the Fixed Account Value is the greater of the guaranteed interest rate and the current interest rate.
Guaranteed interest rate for Contracts issued on or after May 31, 2011, if approved in your state.  The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value.  We guarantee that this rate will be at least 1% but not more than 3% per year.
We determine the guaranteed interest rate on your Contract Date and on each Redetermination Date thereafter which occurs on your first Contract Anniversary and each subsequent Contract Anniversary.  The guaranteed interest rate will be in effect from the Contract Date until the first Redetermination Date, and thereafter, from each Redetermination Date until the next Redetermination Date.
The redetermined guaranteed interest rate for the Fixed Account is based on the 5-year Constant Treasury Maturity monthly average rate for November of the previous calendar year published by the Federal Reserve (the "Treasury Rate"). The redetermined guaranteed interest rate for the Fixed Account will be calculated as the Treasury Rate rounded to the nearest five-hundredths of one percent (0.05%) reduced by 1.25%, and will be at least 1% and not more than 3% annually. We will notify you when your guaranteed interest rate is redetermined.
Guaranteed interest rate for Contracts issued before May 31, 2011 and for Contracts issued on and after May 31, 2011 where the guaranteed interest rate described above has not been approved by your state.  The guaranteed interest rate is the minimum interest rate that we will credit to the Fixed Account Value.  The guaranteed interest rate is 3% per year.
Current Interest Rate.  We may credit a current interest rate in excess of the guaranteed interest rate. Current interest rates are influenced by, but do not necessarily correspond to, prevailing market interest rates.  We will determine current interest rates at our discretion.  You assume the risk that the interest rate we credit may not exceed the guaranteed interest rate.  Since we anticipate changing the current interest rate from time to time, we may credit different allocations with different current interest rates, based upon the date amounts are allocated to the Fixed Account.  We will not change the current interest rate credited to funds in the Fixed Account more often than once each year.
For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first out ("LIFO") basis.  We may change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest.  We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).  Contact your registered representative or the Home Office for current interest information.
CALCULATION OF FIXED ACCOUNT VALUE
On the Contract Date, the Fixed Account Value is equal to the portion of the premium allocated to the Fixed Account.
On each Valuation Day thereafter, the Fixed Account Value is equal to:
•	Fixed Account Value on the preceding Valuation day; plus
•	amounts allocated or transferred to the Fixed Account; plus
•	interest credited; less
•	amounts deducted, transferred, or surrendered from the Fixed Account since the preceding Valuation Day, including any interest.
TRANSFERS FROM FIXED ACCOUNT
Currently we do not impose a limit on the number of transfers from the Fixed Account or the dollar amount that can be transferred from the Fixed Account (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)  The first six transfers during the Contract Year are free.  We will charge a $25 transfer processing fee for all transfers during the Contract Year in addition to the six free ones.
DELAY OF PAYMENT
We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer.  If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation.  Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment Proceeds.
PAYMENT OPTIONS
The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract.  Payment options are available for use with various types of Proceeds, such as surrender, death or maturity.  We summarize these payment options below.  All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.
The Contract ends on the Maturity Date (See "DESCRIPTION OF THE CONTRACT - PROCEEDS ON MATURITY DATE") and we will pay the Proceeds to the payee under the payment option selected.  If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract Proceeds as a life annuity with payments guaranteed for ten years.
You may also apply Contract Proceeds under a payment option prior to the Maturity Date.  The Beneficiary may also apply a death benefit (upon the Annuitant’s death) under a payment option.
You must apply 100% of the Contract Proceeds to a payment option. You may allocate your Contract Proceeds among a lump sum payment and one Life or Non-Life Payment Option.
Naming different persons as Owner and Annuitant can affect when the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.
We will deduct any premium tax applicable from Proceeds at the time payments start.  In order for us to pay Proceeds under a payment option or a lump sum, the Contract must be surrendered.
We describe the payment options available below.  The term "payee" means a person who is entitled to receive payment under that option.
If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.
Annuity payments may be less than withdrawal amounts guaranteed under the GMWB rider, and the GMWB rider may not be suitable for Contract Owners who plan to annuitize.
ELECTION OF OPTIONS
You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option.  If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.
An election of a payment option and any revocation or change must be made by Written Notice.  Proceeds of at least $2,000 are required for all payment options.  If Proceeds are insufficient for a payment option, the Proceeds will be paid in a lump sum.  You may not elect an option if any periodic payment under the election would be less than $50.  We may make payments less frequently so that each payment is at least $50.  Subject to this condition, we will make payments annually or monthly at the end of such period.
DESCRIPTION OF OPTIONS
Option 1: Interest Payments.  We will make guaranteed interest payments to the payee annually or monthly as elected.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may pay additional interest annually.  The Proceeds and any unpaid interest may be withdrawn in full at any time.
Option 2: Installments of a Specified Amount.  We will make annual or monthly payments until the Proceeds plus interest are fully paid.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may pay additional interest.
Option 3: Installments for a Specified Period.  We will pay the Proceeds in equal annual or monthly payments for a specified number of years.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may also pay additional interest. If no minimum guaranteed payment period is chosen, it is possible for an Annuitant who dies after the first payment to receive only one annuity payment.
Option 4: Life Income.  We will pay an income during the payee's lifetime.  A minimum guaranteed payment period may be chosen.  Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.
Option 5: Joint and Survivor Income.  We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living.  The minimum guaranteed payment period is ten years.
Choice of Options:  You may choose an option by Written Notice during the Annuitant’s lifetime.  If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.
If you have a Qualified Contract, not all options will satisfy Required Minimum Distribution requirements, particularly as those rules apply to your designated beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete their distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing an annuity income option under a Qualified Contract. If you elect Options 2 or 3 and withdraw the unpaid installments, our obligation under the payment option will end.

Operation of Benefit [Text Block]
Death benefits before the Settlement Phase
If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate.  This means Kansas City Life will make no more payments under this rider.
However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:
If:	Then the GMWB rider:
the Covered Person is no longer alive
• Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)
• Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first Contract Anniversary after the Covered Person has reached age 65.
• Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero.  We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions requirements. Consult a tax adviser.
Death benefit during the Settlement Phase
If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable.  The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider.  Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person. Additional restrictions may apply to Qualified Contracts in order to satisfy Required Minimum Distributions.
TERMINATION
Although the GMWB rider provides that you may not terminate the rider for five years from the Rider Effective Date, we are currently waiving this provision.  Therefore, you may currently terminate your GMWB rider at any time.
In addition, there are circumstances under which your GMWB rider will terminate automatically.  The GMWB rider will terminate upon the earliest of:
•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.
Upon termination of the GMWB rider, your Guaranteed Withdrawal Balance will decline to zero, and we will not refund any GMWB rider charge that you previously paid. (See “GMWB RIDER CHARGE”) Before cancelling the GMWB rider or taking any other action that would cause the rider to terminate, such as allocating Contract Value to an investment option other than an Investment Strategy option, you should carefully consider your current and future need for the benefits provided by the rider.

Calculation Method of Benefit [Text Block]
Option 1: Interest Payments.  We will make guaranteed interest payments to the payee annually or monthly as elected.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may pay additional interest annually.  The Proceeds and any unpaid interest may be withdrawn in full at any time.
Option 2: Installments of a Specified Amount.  We will make annual or monthly payments until the Proceeds plus interest are fully paid.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may pay additional interest.
Option 3: Installments for a Specified Period.  We will pay the Proceeds in equal annual or monthly payments for a specified number of years.  We will pay interest on the Proceeds at the guaranteed rate per year.  We may also pay additional interest. If no minimum guaranteed payment period is chosen, it is possible for an Annuitant who dies after the first payment to receive only one annuity payment.
Option 4: Life Income.  We will pay an income during the payee's lifetime.  A minimum guaranteed payment period may be chosen.  Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.
Option 5: Joint and Survivor Income.  We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living.  The minimum guaranteed payment period is ten years.
Choice of Options:  You may choose an option by Written Notice during the Annuitant’s lifetime.  If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.
If you have a Qualified Contract, not all options will satisfy Required Minimum Distribution requirements, particularly as those rules apply to your designated beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must now complete their distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax advisor before electing an annuity income option under a Qualified Contract. If you elect Options 2 or 3 and withdraw the unpaid installments, our obligation under the payment option will end.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies, as noted below.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.kclife.com/prospectus/default.htm.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.85%	11.67%	10.35%	14.87%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.80%	16.17%	12.81%	11.73%
Long-term growth of capital by investing in health care companies	AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.98%	15.33%	3.80%	6.58%
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.81%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.65%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	7.64%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund) ii	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70% [i]	12.78%	-	-
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.96%	20.47%	10.30%	15.78%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.54%	15.85%	8.97%	9.77%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.52% [i]	20.41%	9.08%	7.59%
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.73%	9.39%	-2.50%	1.23%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.65% [i]	21.62%	8.23%	12.17%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.53%	18.06%	13.90%	13.92%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.82% [i]	28.29%	5.33%	9.25%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.90%	11.67%	6.43%	7.17%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	10.65%	8.04%	7.18%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.93%	13.41%	7.96%	11.74%
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	11.17%	7.70%	8.98%
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk EUPAC Fund – Class P2 Shares (Formerly American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares) (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.06% [i]	15.09%	-0.29%	2.90%
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.85%	10.07%	9.37%	12.92%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Small Cap Portfolio – Initial Shares (Formerly BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares) (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management North America, LLC)	0.83%	10.99%	4.26%	7.83%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Mellon Investments Corporation)	0.27%	17.53%	14.11%	14.52%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.66%	15.97%	11.93%	13.56%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Adviser: Calamos Advisors LLC).	1.27%	17.40%	10.90%	11.72%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.07% [i]	14.86%	7.26%	11.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.20% [i]	34.37%	18.42%	22.70%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.10% [i]	6.30%	8.66%	7.97%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Adviser: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.97% [i]	7.03%	6.56%	6.85%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Adviser: Federated Hermes Investment Management Company).	0.81% [i]	8.23%	3.70%	5.59%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Adviser: Federated Hermes Investment Management Company).	0.63% [i]	3.73%	2.80%	1.73%
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Adviser: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.79%	21.24%	15.08%	15.49%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Retirement Portfolio – Service Class 2 (Formerly Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2) (Adviser: FMR Co., Inc. (FMRC)).	0.61%	9.31%	2.08%	4.17%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.63%	10.26%	2.89%	5.46%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.66%	11.66%	3.73%	6.33%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.69%	12.99%	4.57%	7.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.71%	14.23%	5.25%	7.75%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.74%	15.16%	5.98%	8.61%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.78%	16.42%	7.28%	9.72%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.82%	18.44%	8.73%	10.59%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.53%	9.16%	10.82%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.50%	9.15%	10.81%
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Adviser: Franklin Templeton Institutional, LLC).	1.25% [i]	7.93%	2.36%	3.03%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Adviser: Franklin Advisers, Inc.).	1.08% [i]	2.52%	1.03%	9.89%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Adviser: Templeton Asset Management Ltd.).	1.36% [i]	46.27%	5.46%	10.40%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Adviser: Templeton Investment Counsel, LLC).	1.07% [i]	29.19%	8.25%	5.75%
Capital growth	LVIP American Century Capital Appreciation Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.79% [i]	6.72%	5.16%	11.47%
Capital growth by investing in common stocks (Income is a secondary objective)	LVIP American Century Disciplined Core Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	14.86%	8.78%	10.39%
Capital growth	LVIP American Century International Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.95% [i]	15.98%	1.85%	6.42%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Mid-Cap Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.86% [i]	8.99%	8.89%	9.12%
Long-term capital growth	LVIP American Century Ultra® Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.75% [i]	12.84%	11.68%	17.16%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	16.82%	11.65%	10.23%
Long-term total return using a strategy that seeks to protect against U.S. inflation	LVIP American Century Inflation Protection Fund – Service Class (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	6.33%	0.62%	2.61%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.74%	4.72%	9.63%	8.77%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.77%	10.27%	6.40%	8.95%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.63%	14.54%	13.69%	14.84%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.73% [i]	12.19%	11.10%	15.60%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.74% [i]	12.85%	11.15%	12.93%
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.53% [i]	7.17%	0.15%	2.63%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.61% [i]	11.16%	6.42%	7.63%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.78% [i]	15.01%	7.64%	9.49%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.67% [i]	7.33%	0.66%	3.58%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	9.03%	3.83%	4.92%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Moderately Aggressive ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	11.65%	5.36%	6.13%

Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	10.36%	4.74%	5.72%

[i] Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information.
ii  See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Defined Outcome Funds Risks” in the prospectus and the prospectuses for the Funds for a description of the risks associated with investing in the Invesco V.I. S&P 500 Buffer Funds.
The Fixed Account
 The following table describes the Fixed Account investment option that is currently available under the Contract. We may change certain features of the Fixed Account investment option or offer a new Fixed Account investment option. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Account, as noted below.
See The Fixed Account for additional information.

Name	Segment Term Period	Minimum Guaranteed Interest Rate
Fixed Account	1 Year[i]	1.00%
Fixed Account (for Contracts issued prior to May 31, 2011 and for Contracts issued on or after May 31, 2011 in states where the state regulator has not approved a lower guaranteed interest rate)	1 Year[i]	3.00%
[i] The Company reserves the right to shorten the period the interest rate applies to less than one year, except for the year in which such amount is received or transferred.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the Contract.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies, as noted below.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.kclife.com/prospectus/default.htm.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.85%	11.67%	10.35%	14.87%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.80%	16.17%	12.81%	11.73%
Long-term growth of capital by investing in health care companies	AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.98%	15.33%	3.80%	6.58%
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.81%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.65%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	7.64%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund) ii	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70% [i]	12.78%	-	-
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.96%	20.47%	10.30%	15.78%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.54%	15.85%	8.97%	9.77%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.52% [i]	20.41%	9.08%	7.59%
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.73%	9.39%	-2.50%	1.23%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.65% [i]	21.62%	8.23%	12.17%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.53%	18.06%	13.90%	13.92%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.82% [i]	28.29%	5.33%	9.25%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.90%	11.67%	6.43%	7.17%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	10.65%	8.04%	7.18%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.93%	13.41%	7.96%	11.74%
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	11.17%	7.70%	8.98%
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk EUPAC Fund – Class P2 Shares (Formerly American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares) (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.06% [i]	15.09%	-0.29%	2.90%
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.85%	10.07%	9.37%	12.92%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Small Cap Portfolio – Initial Shares (Formerly BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares) (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management North America, LLC)	0.83%	10.99%	4.26%	7.83%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Mellon Investments Corporation)	0.27%	17.53%	14.11%	14.52%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.66%	15.97%	11.93%	13.56%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Adviser: Calamos Advisors LLC).	1.27%	17.40%	10.90%	11.72%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.07% [i]	14.86%	7.26%	11.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.20% [i]	34.37%	18.42%	22.70%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.10% [i]	6.30%	8.66%	7.97%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Adviser: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.97% [i]	7.03%	6.56%	6.85%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Adviser: Federated Hermes Investment Management Company).	0.81% [i]	8.23%	3.70%	5.59%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Adviser: Federated Hermes Investment Management Company).	0.63% [i]	3.73%	2.80%	1.73%
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Adviser: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.79%	21.24%	15.08%	15.49%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Retirement Portfolio – Service Class 2 (Formerly Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2) (Adviser: FMR Co., Inc. (FMRC)).	0.61%	9.31%	2.08%	4.17%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.63%	10.26%	2.89%	5.46%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.66%	11.66%	3.73%	6.33%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.69%	12.99%	4.57%	7.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.71%	14.23%	5.25%	7.75%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.74%	15.16%	5.98%	8.61%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.78%	16.42%	7.28%	9.72%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.82%	18.44%	8.73%	10.59%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.53%	9.16%	10.82%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.50%	9.15%	10.81%
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Adviser: Franklin Templeton Institutional, LLC).	1.25% [i]	7.93%	2.36%	3.03%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Adviser: Franklin Advisers, Inc.).	1.08% [i]	2.52%	1.03%	9.89%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Adviser: Templeton Asset Management Ltd.).	1.36% [i]	46.27%	5.46%	10.40%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Adviser: Templeton Investment Counsel, LLC).	1.07% [i]	29.19%	8.25%	5.75%
Capital growth	LVIP American Century Capital Appreciation Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.79% [i]	6.72%	5.16%	11.47%
Capital growth by investing in common stocks (Income is a secondary objective)	LVIP American Century Disciplined Core Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	14.86%	8.78%	10.39%
Capital growth	LVIP American Century International Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.95% [i]	15.98%	1.85%	6.42%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Mid-Cap Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.86% [i]	8.99%	8.89%	9.12%
Long-term capital growth	LVIP American Century Ultra® Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.75% [i]	12.84%	11.68%	17.16%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	16.82%	11.65%	10.23%
Long-term total return using a strategy that seeks to protect against U.S. inflation	LVIP American Century Inflation Protection Fund – Service Class (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	6.33%	0.62%	2.61%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.74%	4.72%	9.63%	8.77%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.77%	10.27%	6.40%	8.95%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.63%	14.54%	13.69%	14.84%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.73% [i]	12.19%	11.10%	15.60%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.74% [i]	12.85%	11.15%	12.93%
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.53% [i]	7.17%	0.15%	2.63%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.61% [i]	11.16%	6.42%	7.63%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.78% [i]	15.01%	7.64%	9.49%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.67% [i]	7.33%	0.66%	3.58%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	9.03%	3.83%	4.92%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Moderately Aggressive ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	11.65%	5.36%	6.13%

Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	10.36%	4.74%	5.72%
[i] Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information.
ii  See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Defined Outcome Funds Risks” in the prospectus and the prospectuses for the Funds for a description of the risks associated with investing in the Invesco V.I. S&P 500 Buffer Funds.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The Fixed Account
 The following table describes the Fixed Account investment option that is currently available under the Contract. We may change certain features of the Fixed Account investment option or offer a new Fixed Account investment option. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Account, as noted below.
See The Fixed Account for additional information.

Fixed Options Available [Table Text Block]
Name	Segment Term Period	Minimum Guaranteed Interest Rate
Fixed Account	1 Year[i]	1.00%
Fixed Account (for Contracts issued prior to May 31, 2011 and for Contracts issued on or after May 31, 2011 in states where the state regulator has not approved a lower guaranteed interest rate)	1 Year[i]	3.00%

AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	14.87%
AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	11.73%
AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing in health care companies
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.58%
AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)	[7]
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares	[7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[7]
Current Expenses [Percent]	0.70%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	13.81%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)	[7]
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares	[7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[7]
Current Expenses [Percent]	0.70%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	13.65%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)	[7]
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares	[7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[7]
Current Expenses [Percent]	0.70%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	7.64%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)	[7]
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares	[7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[7]
Current Expenses [Percent]	0.70%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	12.78%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.47%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	15.78%
American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.77%
American Funds Insurance Series® Capital Income Builder® – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.52%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	7.59%
American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
American Funds Insurance Series® Global Growth Fund – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
American Funds Insurance Series® Growth-Income Fund – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
American Funds Insurance Series® Managed Risk Funds, Managed Risk EUPAC Fund – Class P2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk EUPAC Fund – Class P2 Shares (Formerly American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	2.90%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	11.74%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	8.98%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	7.18%
American Funds Insurance Series® New World Fund® – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%	[8]
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.25%
BNY Mellon Stock Index Fund, Inc. – Initial Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to match the total return of the S&P 500® Index.
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc. – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.11%
Average Annual Total Returns, 10 Years [Percent]	14.52%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.56%
BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim Co., LLC (Sarofim & Co.)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	12.92%
BNY Mellon Variable Investment Fund Small Cap Portfolio – Initial Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital growth.
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Small Cap Portfolio – Initial Shares (Formerly BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Calamos® Advisors Trust, Calamos Growth and Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High long-term total return through growth and current income
Portfolio Company Name [Text Block]	Calamos® Advisors Trust, Calamos Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	11.72%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide current income consistent with stability of principal and liquidity
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S
Portfolio Company Adviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.63%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.73%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek high current income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P
Portfolio Company Adviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.81%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve high current income and moderate capital appreciation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P
Portfolio Company Adviser [Text Block]	Federated Hermes Global Investment Management Corp.
Portfolio Company Subadviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Fidelity® Variable Insurance Products Freedom Retirement Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (Principal preservation is a secondary objective)
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom Retirement Portfolio – Service Class 2 (Formerly Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Current Expenses [Percent]	1.25%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.36%	[8]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
LVIP American Century Capital Appreciation Fund – Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund – Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.79%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.47%
LVIP American Century Disciplined Core Value Fund – Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth by investing in common stocks (Income is a secondary objective)
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund – Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	10.39%
LVIP American Century Inflation Protection Fund – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
LVIP American Century International Fund – Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	LVIP American Century International Fund – Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	6.42%
LVIP American Century Mid-Cap Value Fund – Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth (Income is a secondary objective)
Portfolio Company Name [Text Block]	LVIP American Century Mid-Cap Value Fund – Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.12%
LVIP American Century Ultra® Fund – Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund – Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	17.16%
LVIP American Century Value Fund – Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth (Income is a secondary objective)
Portfolio Company Name [Text Block]	LVIP American Century Value Fund – Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	10.23%
LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	8.77%
LVIP JPMorgan Small Cap Core Fund – Standard Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth over the long term
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	8.95%
LVIP JPMorgan U.S. Equity Fund – Standard Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return from a portfolio of selected equity securities
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	14.84%
MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return with an emphasis on high current income, but also considering capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	0.66%
Average Annual Total Returns, 10 Years [Percent]	3.58%
MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.60%
MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	12.93%
MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return with an emphasis on current income, but also considering capital appreciation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.63%
MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.63%
MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Northern Lights Variable Trust, TOPS® Managed Moderately Aggressive ETF Portfolio – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation with less volatility than the equity markets as a whole
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Moderately Aggressive ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Northern Lights Variable Trust, TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation with less volatility than the equity markets as a whole
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Base Guaranteed Minimum Death Benefit Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Base Guaranteed Minimum Death Benefit Option
Purpose of Benefit [Text Block]	Provide death benefit equal to the greater of: • Premiums paid, proportionately adjusted for partial surrenders, less any loan balance; • Contract Value, less any loan balance
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available at issue and any time after• Withdrawals may reduce the value of the GMDB by more than the amount of the withdrawal
Name of Benefit [Text Block]	Base Guaranteed Minimum Death Benefit Option
Contract Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Contract Loan
Purpose of Benefit [Text Block]	Allows you to borrow from the Contract using your Contract Value as collateral
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	• Only available under section 403(b) TSA Qualified Contracts, if permitted by employer's section 403(b) plan
•    Only one loan per Contract Year
•    Minimum and maximum loan amounts apply
•    Loans may have adverse tax consequences

Name of Benefit [Text Block]	Contract Loan
Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides death benefit equal to the Cash Surrender Value if the Owner predeceases the Annuitant
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only applies if Owner and Annuitant are not the same individual
Name of Benefit [Text Block]	Death Benefit
Dollar Cost Averaging Plan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Plan
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts from the Federated Hermes Government Money Fund II Subaccount to other Subaccounts on a monthly basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Minimum $250 transfer amount each month • Not allowed at the same time as Portfolio Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging Plan
Five Plus Guaranteed Minimum Withdrawal Benefit SM [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.20%	[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Five PlusSM Guaranteed Minimum Withdrawal Benefit
Purpose of Benefit [Text Block]	Guarantees return of amounts invested in the Contract or minimum annual income payments provided that the conditions of the rider are satisfied
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.20%	[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
Brief Restrictions / Limitations [Text Block]
•    Covered Person must be between age 20 and 80
•    In order to receive certain benefits, the Covered Person must attain age 65 and remain living
•    Must invest only in Designated Subaccounts, which may reduce investment return
•    Cannot invest in the Fixed Account
•    Additional premiums may be limited
•    Withdrawals that exceed specified limits in a Contract Year may reduce the value of the GMWB by       more than the amount of the withdrawal or the rider may terminate

Name of Benefit [Text Block]	Five PlusSM Guaranteed Minimum Withdrawal Benefit
Portfolio Rebalancing Plan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing Plan
Purpose of Benefit [Text Block]	Automatically redistributes the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value on a quarterly basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not allowed at the same time as Dollar Cost Averaging
Name of Benefit [Text Block]	Portfolio Rebalancing Plan
Systematic Partial Surrender Plan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Partial Surrender Plan
Purpose of Benefit [Text Block]	Automatically surrenders a specified dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Minimum $100 partial surrender amount • Partial surrenders may have adverse tax consequences
Name of Benefit [Text Block]	Systematic Partial Surrender Plan
Fixed Account [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year	[10]
Fixed Account (for Contracts issued prior to May 31, 2011) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account (for Contracts issued prior to May 31, 2011 and for Contracts issued on or after May 31, 2011 in states where the state regulator has not approved a lower guaranteed interest rate)
Fixed Option Available, Term	1 year	[10]
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in the Contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawals may be subject to taxes and tax penalties. In addition, the tax deferral is more beneficial to investors with a long-time horizon.
Reference Principal Risks of Investing in the Contract and Federal Tax Status.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment.  The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash.  Withdrawals may be subject to taxes and tax penalties.  Furthermore, certain 403(b) contracts may be subject to restrictions on distributions.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccount.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all investment options before making an investment decision.

Reference Principal Risks of Investing in the Contract, The Fixed Account, and Appendix A - Investment Options Available Under the Contract.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risks related to Kansas City Life.  Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you.  More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.

Reference Kansas City Life, The Variable Account and The Funds - Financial Condition of Kansas City Life.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risks.  Any obligations, guarantees and benefits of the Contract, including the Fixed Account Investment Option, are subject to the financial strength and claims paying ability of Kansas City Life Insurance Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of the Company is available upon request by contacting the Home Office.

Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value.  For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value.  There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments, and the recent military conflict between the United States and Iran).
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

Defined Outcome Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Defined Outcome Funds Risk. Each Invesco V.I. S&P 500 Buffer Fund (the "Fund") seeks, over a specified annual period (called an "Outcome Period"), to provide returns that match those of the S&P 500® Index (the “Index”) up to an upside cap, while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund). To receive the full benefit of the 10% buffer protection, Contract Value should be allocated to the Fund prior to the beginning of the Outcome Period and remain allocated to the Fund until the end of the Outcome Period. If Contract Value is allocated after the commencement of the Outcome Period or withdrawn before the end of the Outcome Period, investment returns may vary significantly. You will bear all Index losses exceeding 10%.
The upside cap establishes the maximum percentage return that the Funds can achieve during the Outcome Period (prior to taking into account any fees and expenses of the Fund). During an Outcome Period when the Index is rising, this may limit the return on your investment in an Invesco V.I. S&P 500 Buffer Fund.
The specified outcomes of the Invesco V.I. S&P 500 Buffer Funds may not be achieved. Furthermore, the Invesco V.I. S&P 500 Buffer Funds are not guaranteed and, unlike guarantees, are not backed by Kansas City Life.

Full and Partial Surrender [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Full and Partial Surrender.  You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:
• the date that the Annuitant dies; or
• the Maturity Date.
Certain partial surrenders, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract.  You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees.  The impact of partial surrenders on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

Investment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease.  There is no minimum guaranteed Contract Value.  The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract.  During times of poor investment performance, these deductions will have an even greater impact on your Contract Value.  You could lose everything you invest.  If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a minimum guaranteed interest rate

Loan Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Loan Risks. If your Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan at any time after the first Contract Year if permitted by your employer’s section 403(b) plan.  A loan, whether or not repaid, will have a permanent effect on the death benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.
A loan may have tax consequences. (See "FEDERAL TAX STATUS") In addition, allowing your contract to terminate due to indebtedness could have adverse tax consequences. (See “CONTRACT LOANS”)

Restrictions on Distributions from Contracts Used to Fund 403(b) retirement plans [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Restrictions on Distributions from Contracts Used to Fund 403(b) retirement plans. The Code restricts surrenders and partial surrenders from 403(b) annuity contracts of elective contributions made in years after December 31, 1988, of earning on such contributions and of earning in such years on amounts held as of the year beginning before January 1, 1989. Distributions of such amounts may occur only upon the death of the employee, attainment of age 59 ½, severance from employment, disability or financial hardship. Other exceptions may be applicable under certain circumstances.

Risk of Changes to the Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Changes to the Contract. You are subject to a risk that Kansas City Life may make certain changes to the Contract. The Company reserves the rights to make the following changes: (1) Where permitted, limit the number and amount of additional premium payments, (2) subject to applicable law, make additions to, deletion from or substitutions of the Portfolio Companies available for allocation, (3) where permitted, suspend or modify the transfer privilege, and (4) add, remove or substitute Designated Subaccounts available for investment under the GMWB rider.

Risk of Frequent Transfers [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Frequent Transfers. We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Risks Associated with Contract Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Contract Benefits.  If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit, you must allocate all premiums and Contract Value to the Designated Subaccounts on and after the Rider Effective Date. For certain Designated Subaccounts, risk and volatility mitigation is part of the Portfolio’s investment strategy, which investment strategy could reduce your investment return. The value of the GMWB rider may be significantly reduced if you take annual withdrawals that are greater than the Guaranteed Withdrawal Amount of the Lifetime Income Amount (after the Lifetime Income Date).  Such reduction in value may be more than the amount of the withdrawal and may cause the rider to terminate.  Loans permitted by 403(b) contracts, whether or not repaid, will have a permanent effect on the death benefit and Contract Value.  The longer the loan is outstanding, the greater the effect is likely to be. Loans (particularly if not repaid) make Contract termination more likely.  Withdrawals may reduce the amount payable under the GMDB by more than the amount of the withdrawal.

Tax Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Risks. Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs.  A distribution includes an actual distribution of funds such as a surrender or annuity payment.  However, a distribution also includes a pledge or assignment of a Contract.  Generally, all or part of any distribution is taxable as ordinary income.  In addition, a penalty tax may apply to certain distributions made prior to the Owner reaching age 59½.  Special tax rules apply to Qualified Contracts, and distributions from Qualified Contracts may be subject to restrictions.  Governing federal tax statutes may be amended, revoked, or replaced by new legislation.  Changes in interpretation of these statutes may also occur.  We encourage you to consult your own tax adviser before making a purchase of the Contract.  (See “FEDERAL TAX STATUS”)
You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

[1]	As a percentage of average annual Variable Account Value during the accumulation period.
[2]	As a percentage of Portfolio assets.
[3]	As a percentage of the Guaranteed Withdrawal Balance.
[4]	The Base Contract Expenses include a Mortality and Expense Risk Charge of 1.40% and an Asset Based Administrative Charge of 0.25%.
[5]	The maximum guaranteed net cost of loans (available under section 403(b) TSA Qualified Contracts) is 5% annually. The maximum guaranteed net cost of a loan is the difference between the maximum loan interest charged (8%) and the minimum amount credited to the loan account (3%).
[6]	The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2025. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
[7]	See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Defined Outcome Funds Risks” in the prospectus and the prospectuses for the Funds for a description of the risks associated with investing in the Invesco V.I. S&P 500 Buffer Funds.
[8]	Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information.
[9]	The current annual charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.95% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.079%). However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009 and your GWB has not stepped-up since January 1, 2009, your current annual charge is 0.60% multiplied by the Guaranteed Withdrawal Balance (assessed monthly; the monthly rate is 0.05%).
[10]	The Company reserves the right to shorten the period the interest rate applies to less than one year, except for the year in which such amount is received or transferred.